Leases (Details) - Schedule of supplemental cash flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Supplemental Cash Flow Abstract
Cash payments for operating leases	$ 247	$ 185	$ 132